MainStay Emerging Markets Opportunities Fund (Prospectus Summary) | MainStay Emerging Markets Opportunities Fund
MainStay Emerging Markets Opportunities Fund

THE MAINSTAY GROUP OF FUNDS

MainStay Emerging Markets Opportunities Fund

Supplement dated October 21, 2013 (“Supplement”) to the Summary Prospectus

and Prospectus, each dated October 21, 2013 and the Statement of Additional Information,
dated February 28, 2013, as amended October 21, 2013

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information for MainStay Emerging Markets Opportunities Fund (the “Fund”), a series of MainStay Funds Trust. You may obtain copies of the Fund's Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund's website at mainstayinvestments.com. Please review this important information carefully.

The Fund is currently closed to all investors. The Fund is scheduled to open on November 15, 2013 to accept shareholder purchases.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.